Summary of Significant Accounting Policies - Short-Term Investments (Detail) - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Available-for-sale Securities [Line Items]
Gross Cost	$ 618,525	$ 521,641	$ 66,815
Gross Unrealized Gains	227	52	49
Gross Unrealized Losses	(409)	(849)	(66)
Short-term Investments, fair value	618,343	520,844	66,798
Time Deposits [Member]
Schedule of Available-for-sale Securities [Line Items]
Gross Cost	39,529	21,726	2,055
Gross Unrealized Losses			(1)
Short-term Investments, fair value	39,529	21,726	2,054
Commercial paper [Member]
Schedule of Available-for-sale Securities [Line Items]
Gross Cost		3,999
Short-term Investments, fair value		3,999
U.S. government agency bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Gross Cost	23,375
Gross Unrealized Gains	3
Gross Unrealized Losses	(39)
Short-term Investments, fair value	23,339
Corporate bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Gross Cost	346,949	353,957	33,274
Gross Unrealized Gains	141	7	33
Gross Unrealized Losses	(308)	(752)	(50)
Short-term Investments, fair value	346,782	353,212	33,257
International government bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Gross Cost	21,418	1,504
Gross Unrealized Losses	(28)	(3)
Short-term Investments, fair value	21,390	1,501
Municipal bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Gross Cost	187,254	140,455	31,486
Gross Unrealized Gains	83	45	16
Gross Unrealized Losses	(34)	(94)	(15)
Short-term Investments, fair value	$ 187,303	$ 140,406	$ 31,487